RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk | Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 7,129	$ 7,766
Hedged item, liabilities	2,583	3,423
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(5)	(24)	$ (30)
Effect on OCI	(24)	(23)	(34)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	26	18	18
Effect on OCI	132	163	44
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	5	24	30
Effect on OCI	24	23	34
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(26)	(18)	(18)
Effect on OCI	(132)	(163)	(44)
Impact of 1% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(29)	(91)	(10)
Effect on OCI	67	89	90
Impact of 1% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	28	92	10
Effect on OCI	$ (72)	$ (95)	$ (95)